Note 11 - Long-term Debt	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
11.	Long-term Debt

Term Loans		Drawn	December 31,	Movement in 2017		December 31,
Issue Date	Maturity Date	Amount	2016	Additions	Repayments	2017
June 21, 2007	December 21, 2017	49,875,000	14,414,250	-	(14,414,250)	-
February 12, 2008	February 19, 2020	40,250,000	16,875,000	-	(2,500,000)	14,375,000
July 30, 2008	November 4, 2020	33,240,000	17,728,000	-	(1,939,000)	15,789,000
October 9, 2008	October 9, 2020	29,437,000	7,090,000	-	(780,000)	6,310,000
September 15, 2016	September 15, 2021	24,600,000	21,141,273	-	(4,026,908)	17,114,365
April 14, 2014	April 14, 2020	20,400,000	14,900,000	-	(1,800,000)	13,100,000
February 1, 2011	September 1, 2018	49,400,000	31,250,000	-	(3,300,000)	27,950,000
March 1, 2011	June 20, 2020	43,250,000	29,375,000	-	(3,000,000)	26,375,000
September 23, 2013	September 30, 2020	45,212,500	28,791,594	-	(5,052,587)	23,739,007
March 24, 2014	July 31, 2022	50,225,000	42,840,000	-	(3,605,000)	39,235,000
April 16, 2014	April 16, 2020	30,000,000	22,335,000	-	(3,330,000)	19,005,000
June 12, 2014	October 2, 2020	13,000,000	11,240,000	-	(880,000)	10,360,000
June 20, 2014	January 8, 2023	20,925,000	18,440,000	-	(1,420,000)	17,020,000
December 20, 2013	June 30, 2023	67,200,000	59,475,000	-	(3,960,000)	55,515,000
December 24, 2015	December 14, 2022	22,400,000	20,906,672	-	(1,493,328)	19,413,344
July 4, 2014	September 3, 2021	22,750,000	20,718,750	-	(1,625,000)	19,093,750
July 29, 2014	July 7, 2023	25,350,000	22,709,375	-	(2,112,500)	20,596,875
December 7, 2017	December 11, 2022	22,275,000	-	10,500,000	-	10,500,000
May 18, 2016	May 16, 2025	65,650,000	-	32,500,000	(1,015,500)	31,484,500
Total			400,229,914	43,000,000	(56,254,073)	386,975,841

Current portion of long-term debt			55,238,573			42,580,323
Long term debt			344,991,341			344,395,518
Total debt			400,229,914			386,975,841

Current portion of deferred finance charges			644,858			613,716
Deferred finance charges non-current			1,699,467			1,453,677
Total deferred finance charges			2,344,325			2,067,393

Total debt			400,229,914			386,975,841
Less: Total deferred finance charges			2,344,325			2,067,393
Total debt, net of deferred finance charges			397,885,589			384,908,448
Less: Current portion of long-term debt, net of current portion of deferred finance charges			54,593,715			41,966,607
Long term debt, net of deferred finance charges			343,291,874			342,941,841
On
December
20,
2013
the Company entered into a term loan with a bank institution to partially finance the acquisition of four
LPG carriers under construction, in an amount equal to (i) the lesser of
$67,200,000
or
70%
of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of
$62,400,000
or
65%
of the fair market value of the vessels if the Minimum Employment Condition will not
be met at the delivery date of each vessel. The term loan was drawn down in four
tranches upon the delivery of each vessel. The
first
and
second
tranche amounting to
$16,000,000
each were drawn down on
September
14,
2015
and
September
30,
2015,
respectively. The
third
and
fourth
tranche amounting to
$15,600,000
each were drawn down on
February
16,
2016
and
June
30,
2016,
respectively.

On
May 18, 2016
the Company entered into a term loan with a bank to partially finance the acquisition of two
LPG carriers under construction, by
two
of the Company’s wholly owned subsidiaries. The term loan will not
exceed the amount of
$74,480,000
and will be drawn down in
two
tranches upon the delivery of each vessel. The
first
tranche amounting to
$32,500,000
was drawn down on
May 16, 2017
and the
second
tranche amounting to
$33,150,000
was drawn down on
January 10, 2018.

On
September 15, 2016,
the Company entered into a facility agreement with a bank to refinance the existing term loan dated
January 30, 2009.
The term loan amounted to
$24,600,000
and was drawn down in
one
tranche at the signing date of the facility agreement.

On
March 1, 2017
the Company, following the term sheet of
May 13, 2016,
entered into a term loan with the bank to partially finance the acquisition of two
LPG carriers on their delivery. The aggregate term loan is up to
$76,020,000
and will be drawn down in
two
tranches upon the delivery of each vessel. The
first
tranche amounting to
$35,525,000
was drawn down on
January 4, 2018
and on
January 10, 2018
and the
second
tranche amounting to
$35,262,500
was drawn down on
April 13, 2018
and on
April 17, 2018.
The total facility will be repayable, with the
first
installment commencing
three
months after the drawdown, in
thirty two
consecutive quarterly installments plus a balloon payment payable together with the last installment.

On
December 7, 2017,
the Company entered into a term loan with a bank to repay amounts outstanding under existing loan and to refinance the cost of acquisition of one
product carrier. The term loan is up to
$22,500,000
and was drawn down in
two
tranches. The
first
tranche amounting to
$10,500,000
was drawn down on
December
11,
2017
and the
second
tranche amounting to
$11,775,000
was drawn down on
February
8,
2018.

On
March 27, 2018,
the Company entered into a term loan with a bank to refinance the existing term loan dated
February 1, 2011.
The term loan amounting to
$27,675,000
will be repayable in
twenty-four
consecutive quarterly installments plus a balloon payment payable together with the last installment. An installment amounting to
$275,000
was paid on
January 22, 2018
relating to the existing term loan dated
February 1, 2011.
Remaining obligations of the term loan dated
February 1, 2011,
have been presented as long-term in accordance with US GAAP as the Company had the intent and ability to refinance the obligation of
$27,675,000,
on a long term basis through the term loan that the Company has entered on
March 27, 2018
discussed above.

The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first
priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 125% to 130%,
•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,
•	the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1,
•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,
•	the Company should maintain on a monthly basis a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of
$7,917,738
in the earnings account with the relevant banks,
•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

Gross deferred finance charges amounting to
$7,055,914
and
$7,871,170
as of
December
31,
2016
and
December
31,
2017,
respectively, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet as a direct deduction from the carrying amount of the related loan and credit facility net of accumulated amortization. For the years ended
December
31,
2015,
2016
and
2017,
the amortization of deferred financing charges amounted to
$587,157,
$715,587
and
$690,841,
respectively, and is included in interest and finance costs in the consolidated statements of operations.

The interest rates on the outstanding loans as of
December
31,
2017
are based on Libor plus a margin which varies from
0.80%
to
3.00%.
The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:

Year ended
December
31,
2015:
2.67%
Year ended
December
31,
2016:
3.43%
Year ended
December
31,
2017:
3.97%

Bank loan interest expense for the above loans for the years ended
December
31,
2015,
2016
and
2017
amounted to
$10,175,944,
$14,149,326
and
$15,640,377,
respectively. Of these amounts, for the years ended
December
31,
2015,
2016
and
2017,
the amounts of
$1,822,443,
$1,660,802
and
$813,423,
respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of operations.

At
December
31,
2017,
the Company was in compliance with all of its debt financial covenants.

The aggregate available unused amounts under these facilities at
December 31, 2017
were
$125,260,000
and the Company is required to pay a quarterly commitment fee from
0.70%
to
0.77%
per annum of the unutilized portion of the line of credit.

The annual principal payments to be made, for the abovementioned loans, after
December
31,
2017
are as follows:

December 31,	Amount
2018	42,580,323
2019	42,505,323
2020	118,038,569
2021	53,874,219
2022	58,478,532
Thereafter	71,498,875

Total	386,975,841